Direct Vessel Expenses	12 Months Ended
Dec. 31, 2019
DIRECT VESSEL EXPENSES [Abstract]
DIRECT VESSEL EXPENSES

NOTE 13: DIRECT VESSEL EXPENSES

Direct vessel expenses for the year ended December 31, 2019, 2018 and 2017 were as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Payroll and related costs	$27,837	$30,138	$41,231
Insurances	3,931	3,831	3,534
Repairs and maintenance	6,100	6,638	7,952
Lubricants	686	631	736
Victualing	1,223	1,242	1,739
Travel expenses	2,557	2,013	3,343
Stores	2,167	1,825	2,062
Other expenses	4,224	2,644	1,957

Total	$48,725	$48,962	$62,554